Fair Value Measurements - Convertible promissory notes (Details) - USD ($) $ in Millions	Feb. 13, 2024	Dec. 31, 2023	Dec. 28, 2023	Dec. 13, 2023	Nov. 28, 2023	Apr. 04, 2023	Dec. 31, 2022	Oct. 27, 2022	Jul. 27, 2022
October 2022 Convertible Notes
Fair Value Measurements
Principal amount		$ 9.5						$ 9.5	$ 9.5
Interest rate								8.00%	8.00%
October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount							$ 9.5	$ 9.5
Interest rate								8.00%
April 2023 Convertible Notes
Fair Value Measurements
Principal amount		15.0				$ 5.0
Interest rate						8.00%
Maximum additional debt						$ 10.0
April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount		10.0				$ 5.0
Interest rate						8.00%
Maximum additional debt						$ 10.0
November 2023 Convertible Notes
Fair Value Measurements
Principal amount		5.0			$ 2.0
Interest rate					8.00%
Maximum additional debt					$ 6.0
November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount		$ 3.0	$ 2.0	$ 1.0	$ 2.0
Interest rate					8.00%
Maximum additional debt					$ 6.0
February 2024 Convertible Notes
Fair Value Measurements
Principal amount	$ 7.0
Interest rate	8.00%
February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurements
Principal amount	$ 7.0
Interest rate	8.00%